Note 12 - Business Combination - Purchase Consideration and Assets and Liabilities Recognized (Details) (Parentheticals)	Feb. 02, 2021	Nov. 05, 2020
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Equity interests acquired	49.00%	51.00%